SHAREHOLDERS' EQUITY (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020 vote $ / shares shares	Jun. 30, 2021 vote $ / shares shares	Dec. 31, 2020 vote $ / shares shares	Feb. 16, 2021 $ / shares
Class of Stock [Line Items]
Exercisable term from closing of business combination		30 days
Exercisable term, from closing Of public offering		1 year
Expiration term of warrant		5 years
Threshold period for filling registration statement after business combination		20 days
Description of redeem public warrants, description	Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants:•in whole and not in part;•at a price of $0.10 per warrant;•upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the fair market value of the Class A ordinary shares; and•if, and only if, the closing price of the Class A ordinary shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.	Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants: ●in whole and not in part; ●at a price of $0.10 per warrant; ●upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined based on the redemption date and the fair market value of the Class A ordinary shares; and ●if, and only if, the closing price of the Class A ordinary shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Stockholders equity, description	In addition, if (x) the Company issues additional Class A ordinary shares or Class A equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of its Class A ordinary shares during the 10 trading day period starting on the trading day prior to the day on which the Company consummates its Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
Ordinary redemption, shares (in shares)		20,823,664
Percentage of gross proceeds on total equity proceeds		60.00%
Volume weighted average trading price, term		10 days
Adjustment of exercise price of warrants as a percent, based on market value		115.00%
Adjustment of redemption price of warrants as a percent based on market value		180.00%
Threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination		30 days
Preference shares, shares issued (in shares)	0	0	0
Preference shares, shares outstanding (in shares)	0	0	0
Threshold Period for Filling Registration Statement Within Number of Days of Business Combination			60 days
Preference shares, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preference shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Class A ordinary shares
Class of Stock [Line Items]
Total number of ordinary share outstanding percentage	20.00%	20.00%
Description of redeem public warrants, description	Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00. Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described with respect to the Private Placement Warrants):•in whole and not in part;•at a price of $0.01 per warrant;•upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and•if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders; and•If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Ordinary redemption, shares (in shares)	20,823,644	20,823,644	20,823,644
Stock price (in Dollars per share) | $ / shares		$ 9.20		$ 11.50
Number of Votes for Each Share | vote	1	1	1
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in shares)	0	4,476,356	0
Ordinary shares, shares issued (in shares)	0	4,476,356	0
Class B ordinary shares
Class of Stock [Line Items]
Number of Votes for Each Share | vote		1
Ordinary shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding (in shares)	6,325,000	6,325,000	6,325,000
Ordinary shares, shares issued (in shares)	6,325,000	6,325,000	6,325,000
Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00
Class of Stock [Line Items]
Redemption of warrants, reference price (in Dollars per share) | $ / shares		$ 18.00
Redemption price of warrants (in Dollars per share) | $ / shares		$ 0.01
Number of consecutive trading days		30 days
Stock price (in Dollars per share) | $ / shares		$ 18.00
Redemption of warrants, threshold trading days		20 days
Minimum threshold written notice period for redemption of warrants		30 days
Redemption Of Warrant Price Per Share Equals Or Exceeds 10.00
Class of Stock [Line Items]
Redemption of warrants, reference price (in Dollars per share) | $ / shares		$ 10.00
Redemption price of warrants (in Dollars per share) | $ / shares		$ 0.10
Number of consecutive trading days		30 days
Stock price (in Dollars per share) | $ / shares		$ 10.00
Redemption of warrants, threshold trading days		20 days
Minimum threshold written notice period for redemption of warrants		30 days